Related Parties - Schedule of Key Management Personnel Compensation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [abstract]
Salary	¥ 935	¥ 857	¥ 964